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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/Anthony J. Merhige                  Wayne, PA        May 15, 2009
   -------------------------------    -----------------   -------------
   Anthony J. Merhige                   [City, State]         [Date]
   [Signature]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 38
                                        --------------------

Form 13F Information Table Value Total: $115,093
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                               VOTING AUTHORITY
                                                                  MARKET             INVESTMENT   OTHER     -----------------------
          NAME OF ISSUER            TITLE OF CLASS    CUSIP    VALUE (000s)  SHARES  DISCRETION  MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP                UNIT LP      01861G100           239   14900     Sole            0    14900       0      0
ALLIANCE RESOURCE PARTNERS LP        UT LTD PART    01877R108          1075   36949     Sole            0    36949       0      0
ATLAS ENERGY RESOURCES LLC               COM        049303100          1984  188082     Sole            0   188082       0      0
BUCKEYE PARTNERS LP                   UNITS LTD     118230101          4211  118100     Sole            0   118100       0      0
CAPITAL PRODUCT PARTNERS LP          COM UNIT LP    Y11082107          2111  305954     Sole            0   305954       0      0
COPANO ENERGY LLC                     COM UNITS     217202100          7875  591197     Sole            0   591197       0      0
DCP MIDSTREAM PARTNERS LP           COM UT LTD PTN  23311P100           263   18659     Sole            0    18659       0      0
EL PASO PIPELINE PARTNERS LP         COM UNIT LPI   283702108          2037  118420     Sole            0   118420       0      0
ENBRIDGE ENERGY PARTNERS LP              COM        29250R106          1500   50103     Sole            0    50103       0      0
ENERGY TRANSFER EQUITY LP           COM UT LTD PTN  29273V100         11400  539498     Sole            0   539498       0      0
ENERGY TRANSFER PARTNERS LP         UNIT LTD PARTN  29273R109          4039  109500     Sole            0   109500       0      0
ENTERPRISE GP HOLDINGS LP            UNIT LP INT    293716106          1189   52546     Sole            0    52546       0      0
ENTERPRISE PRODUCTS PARTNERS LP          COM        293792107          1446   65000     Sole            0    65000       0      0
FERRELLGAS PARTNERS-LP              UNIT LTD PARTN  315293100          2145  160100     Sole            0   160100       0      0
HILAND HOLDINGS GP LP                UNIT LP INT    43129M107            84   35832     Sole            0    35832       0      0
INERGY HOLDINGS LP                       COM        45661Q107          2841   93293     Sole            0    93293       0      0
INERGY LP                           UNIT LTD PTNR   456615103           675   30785     Sole            0    30785       0      0
KINDER MORGAN ENERGY PARTNERS LP    UT LTD PARTNER  494550106         10663  228231     Sole            0   228231       0      0
KINDER MORGAN MANAGEMENT LLC             SHS        49455U100          1916   47000     Sole            0    47000       0      0
K-SEA TRANSPORTATION PARTNERS LP         COM        48268Y101          6185  349436     Sole            0   349436       0      0
LINN ENERGY LLC                     UNIT LTD LIAB   536020100          2422  162557     Sole            0   162557       0      0
MAGELLAN MIDSTREAM HOLDINGS LP       COM LP INTS    55907R108           425   24300     Sole            0    24300       0      0
MAGELLAN MIDSTREAM PARTNERS LP      COM UNIT RP LP  559080106          6688  227700     Sole            0   227700       0      0
MARKWEST ENERGY PARTNERS LP         UNIT LTD PARTN  570759100           460   39650     Sole            0    39650       0      0
NATURAL RESOURCE PARTNERS LP         COM UNIT L P   63900P103           807   36140     Sole            0    36140       0      0
NUSTAR GP HOLDINGS LLC              UNIT RESTG LLC  67059L102           627   30392     Sole            0    30392       0      0
PENN VIRGINIA RESOURCE PARTNERS LP       COM        707884102           227   19900     Sole            0    19900       0      0
PLAINS ALL AMERICAN PIPELINE LP     UNIT LTD PARTN  726503105         11792  320791     Sole            0   320791       0      0
QUEST ENERGY PARTNERS LP            COM UNIT LP IN  74836B209            49   52932     Sole            0    52932       0      0
REGENCY ENERGY PARTNERS LP           COM UNITS LP   75885Y107          4265  341737     Sole            0   341737       0      0
SEMGROUP ENERGY PARTNERS LP          COM UNITS LP   81662W108          1855  570818     Sole            0   570818       0      0
SUNOCO LOGISTICS PARTNERS LP          COM UNITS     86764L108          3174   61549     Sole            0    61549       0      0
TARGA RESOURCES PARTNERS LP            COM UNIT     87611X105          1196  133351     Sole            0   133351       0      0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS   Y8564M105          2681  159700     Sole            0   159700       0      0

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
TEPPCO PARTNERS LP                  UT LTD PARTNER  872384102          1444   63744     Sole            0    63744       0      0
WESTERN GAS PARTNERS LP             COM UNIT LP IN  958254104          7075  475443     Sole            0   475443       0      0
WILLIAMS PARTNERS LP                 COM UNIT LP    96950F104           223   20000     Sole            0    20000       0      0
WILLIAMS PIPELINE PARTNERS LP       COM UNIT LP IN  96950K103          5805  352647     Sole            0   352647       0      0